Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000176380 | Taiwan Semiconductor Manufacturing8853758
Holdings [Line Items]
Percent of Total Investments	6.80%
C000176380 | ITC8853693
Holdings [Line Items]
Percent of Total Investments	5.30%
C000176380 | Tencent Holdings8853655
Holdings [Line Items]
Percent of Total Investments	3.70%
C000176380 | Itau Unibanco Holding8853783
Holdings [Line Items]
Percent of Total Investments	3.20%
C000176380 | Petroleo Brasileiro8853773
Holdings [Line Items]
Percent of Total Investments	3.10%
C000176380 | Bharti Airtel8853682
Holdings [Line Items]
Percent of Total Investments	2.60%
C000176380 | Adani Enterprises8853671
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176380 | Philip Morris International8853611
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176380 | Banco BTG Pactual8853628
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176380 | ICICI Bank8853686
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176380 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176380 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176380 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176380 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176380 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176380 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176380 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000176380 | China
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000176380 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176380 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000176380 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000176380 | India
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000176381 | Taiwan Semiconductor Manufacturing8853758
Holdings [Line Items]
Percent of Total Investments	6.80%
C000176381 | ITC8853693
Holdings [Line Items]
Percent of Total Investments	5.30%
C000176381 | Tencent Holdings8853655
Holdings [Line Items]
Percent of Total Investments	3.70%
C000176381 | Itau Unibanco Holding8853783
Holdings [Line Items]
Percent of Total Investments	3.20%
C000176381 | Petroleo Brasileiro8853773
Holdings [Line Items]
Percent of Total Investments	3.10%
C000176381 | Bharti Airtel8853682
Holdings [Line Items]
Percent of Total Investments	2.60%
C000176381 | Adani Enterprises8853671
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176381 | Philip Morris International8853611
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176381 | Banco BTG Pactual8853628
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176381 | ICICI Bank8853686
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176381 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176381 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176381 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176381 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176381 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176381 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176381 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000176381 | China
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000176381 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176381 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000176381 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000176381 | India
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000176382 | Taiwan Semiconductor Manufacturing8853758
Holdings [Line Items]
Percent of Total Investments	6.80%
C000176382 | ITC8853693
Holdings [Line Items]
Percent of Total Investments	5.30%
C000176382 | Tencent Holdings8853655
Holdings [Line Items]
Percent of Total Investments	3.70%
C000176382 | Itau Unibanco Holding8853783
Holdings [Line Items]
Percent of Total Investments	3.20%
C000176382 | Petroleo Brasileiro8853773
Holdings [Line Items]
Percent of Total Investments	3.10%
C000176382 | Bharti Airtel8853682
Holdings [Line Items]
Percent of Total Investments	2.60%
C000176382 | Adani Enterprises8853671
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176382 | Philip Morris International8853611
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176382 | Banco BTG Pactual8853628
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176382 | ICICI Bank8853686
Holdings [Line Items]
Percent of Total Investments	2.50%
C000176382 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176382 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176382 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176382 | France
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176382 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176382 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176382 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000176382 | China
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000176382 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176382 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000176382 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000176382 | India
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000210821 | Philip Morris International8853899
Holdings [Line Items]
Percent of Total Investments	7.30%
C000210821 | AT&T8853868
Holdings [Line Items]
Percent of Total Investments	5.40%
C000210821 | Verizon Communications8853904
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210821 | Progressive8853900
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210821 | Altria Group8853858
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210821 | American Electric Power8853861
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210821 | Cigna Group8853903
Holdings [Line Items]
Percent of Total Investments	3.40%
C000210821 | Enbridge8853795
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210821 | American International Group8853862
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210821 | Duke Energy8853881
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210821 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210821 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000210821 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210821 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210821 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210821 | India
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000210821 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000210821 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210821 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210821 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210821 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210821 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210820 | Philip Morris International8853899
Holdings [Line Items]
Percent of Total Investments	7.30%
C000210820 | AT&T8853868
Holdings [Line Items]
Percent of Total Investments	5.40%
C000210820 | Verizon Communications8853904
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210820 | Progressive8853900
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210820 | Altria Group8853858
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210820 | American Electric Power8853861
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210820 | Cigna Group8853903
Holdings [Line Items]
Percent of Total Investments	3.40%
C000210820 | Enbridge8853795
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210820 | American International Group8853862
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210820 | Duke Energy8853881
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210820 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210820 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000210820 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210820 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210820 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210820 | India
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000210820 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000210820 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210820 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210820 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210820 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210820 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000210819 | Philip Morris International8853899
Holdings [Line Items]
Percent of Total Investments	7.30%
C000210819 | AT&T8853868
Holdings [Line Items]
Percent of Total Investments	5.40%
C000210819 | Verizon Communications8853904
Holdings [Line Items]
Percent of Total Investments	4.20%
C000210819 | Progressive8853900
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210819 | Altria Group8853858
Holdings [Line Items]
Percent of Total Investments	3.80%
C000210819 | American Electric Power8853861
Holdings [Line Items]
Percent of Total Investments	3.70%
C000210819 | Cigna Group8853903
Holdings [Line Items]
Percent of Total Investments	3.40%
C000210819 | Enbridge8853795
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210819 | American International Group8853862
Holdings [Line Items]
Percent of Total Investments	2.80%
C000210819 | Duke Energy8853881
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210819 | France
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210819 | United States
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000210819 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000210819 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000210819 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210819 | India
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000210819 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000210819 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000210819 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000210819 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000210819 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000210819 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000204822 | Philip Morris International8853915
Holdings [Line Items]
Percent of Total Investments	8.40%
C000204822 | AT&T8853847
Holdings [Line Items]
Percent of Total Investments	6.70%
C000204822 | Verizon Communications8853934
Holdings [Line Items]
Percent of Total Investments	5.40%
C000204822 | Progressive8853923
Holdings [Line Items]
Percent of Total Investments	5.00%
C000204822 | Altria Group8853832
Holdings [Line Items]
Percent of Total Investments	4.90%
C000204822 | Cigna Group8853930
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204822 | American Electric Power8853836
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204822 | Exxon Mobil8853889
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204822 | American International Group8853840
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204822 | Meta Platforms8853905
Holdings [Line Items]
Percent of Total Investments	3.40%
C000204822 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000204822 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000204822 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000204822 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000204822 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000204822 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000204822 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000204821 | Philip Morris International8853915
Holdings [Line Items]
Percent of Total Investments	8.40%
C000204821 | AT&T8853847
Holdings [Line Items]
Percent of Total Investments	6.70%
C000204821 | Verizon Communications8853934
Holdings [Line Items]
Percent of Total Investments	5.40%
C000204821 | Progressive8853923
Holdings [Line Items]
Percent of Total Investments	5.00%
C000204821 | Altria Group8853832
Holdings [Line Items]
Percent of Total Investments	4.90%
C000204821 | Cigna Group8853930
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204821 | American Electric Power8853836
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204821 | Exxon Mobil8853889
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204821 | American International Group8853840
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204821 | Meta Platforms8853905
Holdings [Line Items]
Percent of Total Investments	3.40%
C000204821 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000204821 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000204821 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000204821 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000204821 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000204821 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000204821 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000204820 | Philip Morris International8853915
Holdings [Line Items]
Percent of Total Investments	8.40%
C000204820 | AT&T8853847
Holdings [Line Items]
Percent of Total Investments	6.70%
C000204820 | Verizon Communications8853934
Holdings [Line Items]
Percent of Total Investments	5.40%
C000204820 | Progressive8853923
Holdings [Line Items]
Percent of Total Investments	5.00%
C000204820 | Altria Group8853832
Holdings [Line Items]
Percent of Total Investments	4.90%
C000204820 | Cigna Group8853930
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204820 | American Electric Power8853836
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204820 | Exxon Mobil8853889
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204820 | American International Group8853840
Holdings [Line Items]
Percent of Total Investments	4.20%
C000204820 | Meta Platforms8853905
Holdings [Line Items]
Percent of Total Investments	3.40%
C000204820 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000204820 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000204820 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000204820 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000204820 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000204820 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000204820 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000228650 | AT&T8854075
Holdings [Line Items]
Percent of Total Investments	5.90%
C000228650 | Philip Morris International8854091
Holdings [Line Items]
Percent of Total Investments	5.80%
C000228650 | British American Tobacco8854028
Holdings [Line Items]
Percent of Total Investments	5.70%
C000228650 | Verizon Communications8854099
Holdings [Line Items]
Percent of Total Investments	4.60%
C000228650 | Petroleo Brasileiro8854067
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228650 | American Electric Power8854072
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228650 | Enbridge8854002
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228650 | Altria Group8854071
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228650 | Enel8854041
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228650 | Itau Unibanco Holding8854064
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228650 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228650 | United States
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000228650 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228650 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000228650 | India
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228650 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228650 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228650 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228650 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228650 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000228650 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228650 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228651 | AT&T8854075
Holdings [Line Items]
Percent of Total Investments	5.90%
C000228651 | Philip Morris International8854091
Holdings [Line Items]
Percent of Total Investments	5.80%
C000228651 | British American Tobacco8854028
Holdings [Line Items]
Percent of Total Investments	5.70%
C000228651 | Verizon Communications8854099
Holdings [Line Items]
Percent of Total Investments	4.60%
C000228651 | Petroleo Brasileiro8854067
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228651 | American Electric Power8854072
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228651 | Enbridge8854002
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228651 | Altria Group8854071
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228651 | Enel8854041
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228651 | Itau Unibanco Holding8854064
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228651 | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228651 | United States
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000228651 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228651 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000228651 | India
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228651 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000228651 | Italy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228651 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228651 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000228651 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000228651 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228651 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228652 | British American Tobacco8854069
Holdings [Line Items]
Percent of Total Investments	7.50%
C000228652 | Philip Morris International8853973
Holdings [Line Items]
Percent of Total Investments	5.90%
C000228652 | Imperial Brands8854073
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228652 | ITC8854103
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228652 | Deutsche Telekom8854018
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228652 | Enbridge8853992
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228652 | Nestle8853995
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228652 | Itau Unibanco Holding8854168
Holdings [Line Items]
Percent of Total Investments	2.70%
C000228652 | Iberdrola8854042
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228652 | Enel8854110
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228652 | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228652 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000228652 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228652 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000228652 | India
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000228652 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228652 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228652 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000228652 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228652 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000228652 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228652 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000228653 | British American Tobacco8854069
Holdings [Line Items]
Percent of Total Investments	7.50%
C000228653 | Philip Morris International8853973
Holdings [Line Items]
Percent of Total Investments	5.90%
C000228653 | Imperial Brands8854073
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228653 | ITC8854103
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228653 | Deutsche Telekom8854018
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228653 | Enbridge8853992
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228653 | Nestle8853995
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228653 | Itau Unibanco Holding8854168
Holdings [Line Items]
Percent of Total Investments	2.70%
C000228653 | Iberdrola8854042
Holdings [Line Items]
Percent of Total Investments	2.60%
C000228653 | Enel8854110
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228653 | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228653 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000228653 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228653 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000228653 | India
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000228653 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228653 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228653 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000228653 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228653 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000228653 | Japan
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228653 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000228654 | Philip Morris International8853970
Holdings [Line Items]
Percent of Total Investments	8.20%
C000228654 | AT&T8853937
Holdings [Line Items]
Percent of Total Investments	7.00%
C000228654 | Verizon Communications8853987
Holdings [Line Items]
Percent of Total Investments	5.80%
C000228654 | Enbridge8853955
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228654 | Altria Group8853929
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228654 | CME Group8853944
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228654 | American Electric Power8853931
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228654 | Duke Energy8853952
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228654 | Exxon Mobil8853958
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228654 | American Water Works8853936
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228654 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000228654 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000228654 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000228654 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000228654 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000228654 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000228654 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000228655 | Philip Morris International8853970
Holdings [Line Items]
Percent of Total Investments	8.20%
C000228655 | AT&T8853937
Holdings [Line Items]
Percent of Total Investments	7.00%
C000228655 | Verizon Communications8853987
Holdings [Line Items]
Percent of Total Investments	5.80%
C000228655 | Enbridge8853955
Holdings [Line Items]
Percent of Total Investments	4.40%
C000228655 | Altria Group8853929
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228655 | CME Group8853944
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228655 | American Electric Power8853931
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228655 | Duke Energy8853952
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228655 | Exxon Mobil8853958
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228655 | American Water Works8853936
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228655 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000228655 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000228655 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000228655 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000228655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000228655 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000228655 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.00%